LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Lease Cost
	Year ended December 31, 2024	Year ended December 31, 2023
Operating lease expenses	1,329	1,173

Schedule of Supplemental Cash Flow Information Related to Leases
	Year ended December 31, 2024	Year ended December 31, 2023
Operating cash flows from operating leases	1,447	1,640
Right-of-use assets obtained in exchange for lease obligations (non-cash)	983	1,345

Schedule of Operating Cash Flows
	December 31, 2024	December 31, 2023

Operating Leases
Operating lease right-of-use assets	2,282	2,746

Current operating lease liabilities	939	1,033
Non-current operating lease liabilities	1,345	1,697
Total operating lease liabilities	2,284	2,730

Weighted Average Remaining Lease Term
Operating leases - Israel	3.47	5 years
Operating leases – United States	2.44	3 years

Weighted Average discount rate
Operating leases - Israel	4.52%	5%
Operating leases – United States	6.27%	4.84%

Schedule of Maturities of Lease Liabilities
Year	Amount
2025	1,038
2026	679
2027	328
2028	233
2029 and after	214
Total lease payments	$2,492
Less imputed interest	(208)
Total	$2,284